ESTIMATES, JUDGMENTS AND ASSUMPTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Estimates Judgments And Assumptions
ESTIMATES, JUDGMENTS AND ASSUMPTIONS

NOTE 4. ESTIMATES, JUDGMENTS AND ASSUMPTIONS

The preparation of these consolidated financial statements in conformity with U.S. GAAP requires management to make judgments, estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Significant estimates and assumptions made in the accompanying consolidated financial statements include, but are not limited to, the implicit interest rate used to record lease liabilities, allowance for doubtful accounts, inventory valuation, the valuation and measurement of deferred tax assets and liabilities, useful lives of property and equipment, valuation of acquired assets and assumed liabilities, recognition of intangible assets and goodwill for the business combination. The Company evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors and adjusts those estimates and assumptions when facts and circumstances dictate. Actual results could materially differ from those estimates.

Judgments

The following are significant judgments in applying the accounting policies of the Company that have the most significant effect on the financial statements.

Acquisition of Smarten

The Corporation accounted as business combinations by using acquisition method when the control was transferred to the Corporation. The Company measured the identifiable assets and liabilities assumed at their fair value at the acquisition date. Acquisition related costs are recognized in profit or loss as incurred.

The management assessed that the acquisition of Smarten is a business acquisition. The Company obtained the control of Smarten on January 1, 2020 and deemed Smarten as the wholly owned subsidiary of the Company since then.

Going concern

The evaluation of the Company’s ability to continue as a going concern, to raise additional financing in order to cover its operating expenses and its obligations for the incoming year requires significant judgment based on past experience and other assumptions including the probability that future events are considered reasonable according to circumstances. Please refer to Note 2 for further information.

Estimates

Information about estimates and assumptions that have the most significant effect on recognition and measurement of assets, liabilities, income and expenses is provided below:

Expected Credit Loss on the accounts receivable and the loan receivable

Accounts receivable and loan receivable was assessed for the expected credit loss at each reporting date. Expected credit loss represents management’s best estimate and assumptions based on actual credit loss experience and informed credit assessment, and also takes into consideration forward-looking information.

Fair value of the shares issued for acquisition of Smarten

The Company’s shares are not quoted in an active market, therefore the fair value of the Company’s issued shares to Smarten is based on valuation methods and techniques generally recognized as standard within the industry in which observable data have been used to the extent practicable. Changes in assumptions about these factors could affect the reported fair value of the shares issued for acquisition of Smarten.

Business acquisition of Smarten

In a business combination, the Corporation may acquire assets and assume certain liabilities of an acquired entity. Estimates are made as to the fair value of property and equipment, intangible assets, and goodwill, among other items. In certain circumstances, such as the valuation of property and equipment, intangible assets and goodwill acquired, the Corporation may rely on independent third-party valuators. The determination of these fair values involves a variety of assumptions, include revenue growth rates, expected operating income, discount rates, and earnings multiples.

Income taxes

The estimation of income taxes includes evaluating the recoverability of deferred tax assets based on an assessment of the Company’s ability to utilize the underlying future tax deductions against future taxable income prior to expiry of those deductions. Management assesses whether it is probable that some or all of the deferred income tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income. If changes were made to management’s assessment regarding the Company’s ability to use future tax deductions, the Company would adjust future income tax provisions or recoveries.

NOTE 4. ESTIMATES, JUDGMENTS AND ASSUMPTIONS

The preparation of these consolidated financial statements in conformity with U.S. GAAP requires management to make judgments, estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Significant estimates and assumptions made in the accompanying consolidated financial statements include, but are not limited to, the implicit interest rate used to record lease liabilities, allowance for doubtful accounts, inventory valuation, the valuation and measurement of deferred tax assets and liabilities, useful lives of property and equipment, valuation of acquired assets and assumed liabilities, recognition of intangible assets and goodwill for the business combination. The Company evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors and adjusts those estimates and assumptions when facts and circumstances dictate. Actual results could materially differ from those estimates.

Judgments

The following are significant judgments in applying the accounting policies of the Company that have the most significant effect on the financial statements.

Energy Storage Business spin off from Golden Share

ASC805 defines a business as ‘an integrated set of activities and assets that is capable of being conducted and managed for the purpose of providing a return in the form of dividends, lower costs or other economic benefits directly to investors or other owners, members or participants (outputs).’ A business therefore consists of inputs and substantive processes that together significantly contribute to the ability to create outputs. Management assessed the transaction as asset acquisition due to the spun off energy storage business without processes and outputs.

Acquisition of SmartenCo

The Corporation accounted as business combinations by using acquisition method when the control was transferred to the Corporation. The Company measured the identifiable assets and liabilities assumed at their fair value at the acquisition date. Acquisition related costs are recognized in profit or loss as incurred.

The management assessed that the acquisition of SmartenCo is a business acquisition. The Company obtained the control of SmartenCo on January 1, 2020 and deemed SmartenCo as the wholly owned subsidiary of the Company since then.

Going concern

The evaluation of the Company’s ability to continue as a going concern, to raise additional financing in order to cover its operating expenses and its obligations for the incoming year requires significant judgment based on past experience and other assumptions including the probability that future events are considered reasonable according to circumstances. Please refer to Note 2 for further information.

Estimates

Information about estimates and assumptions that have the most significant effect on recognition and measurement of assets, liabilities, income and expenses is provided below:

Expected Credit Loss on the accounts receivable and the loan receivable

Accounts receivable and loan receivable was assessed for the expected credit loss at each reporting date. Expected credit loss represents management’s best estimate and assumptions based on actual credit loss experience and informed credit assessment, and also takes into consideration forward-looking information.

Fair value of the shares issued for acquisition of SmartenCo

The Company’s shares are not quoted in an active market, therefore the fair value of the Company’s issued shares to SmartenCo is based on valuation methods and techniques generally recognized as standard within the industry in which observable data have been used to the extent practicable. Changes in assumptions about these factors could affect the reported fair value of the shares issued for acquisition of SmartenCo.

Business acquisition of SmartenCo

In a business combination, the Corporation may acquire assets and assume certain liabilities of an acquired entity. Estimates are made as to the fair value of property and equipment, intangible assets, and goodwill, among other items. In certain circumstances, such as the valuation of property and equipment, intangible assets and goodwill acquired, the Corporation may rely on independent third-party valuators. The determination of these fair values involves a variety of assumptions, include revenue growth rates, expected operating income, discount rates, and earnings multiples.

Income taxes

The estimation of income taxes includes evaluating the recoverability of deferred tax assets based on an assessment of the Company’s ability to utilize the underlying future tax deductions against future taxable income prior to expiry of those deductions. Management assesses whether it is probable that some or all of the deferred income tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income. If changes were made to management’s assessment regarding the Company’s ability to use future tax deductions, the Company would adjust future income tax provisions or recoveries.